Investment Strategy	Aug. 31, 2026
Applied Finance Dividend Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
To achieve its investment objective, the Dividend Fund will under normal conditions invest at least 80% of its net assets (including the amount of borrowing for investment purposes) in dividend-paying common and preferred stock of companies. Generally, the companies in which the Dividend Fund will invest will have market capitalizations of $3 billion or more, measured at the time of purchase. The Fund invests primarily in the securities of issuers that the Adviser believes to have attractive valuations, potential for long-term growth, sustainable dividends, and other attractive financial characteristics.

The Adviser has developed a detailed, proprietary analytical methodology called the Economic Margin® framework to evaluate a company’s corporate performance and estimate its intrinsic value. The Adviser believes that intrinsic value better explains historical stock returns than other commonly used financial metrics.

The Adviser uses this framework to evaluate a company’s corporate performance across time and against peers, as well as to determine attractive stocks for purchase.

In addition to a firm’s attractiveness from the Economic Margin® perspective, the Adviser will also consider as deemed necessary the use of other financial metrics such as price multiples, financial accounting ratios, price movements, and qualitative information discovered through company presentations and third-party research providers.

The Dividend Fund seeks to diversify its investments across a broad spectrum of economic sectors to reduce portfolio volatility and investment risk without sacrificing potential returns. In selecting securities within a particular economic sector, the Adviser’s goal is to identify companies that it believes have the potential for superior performance within each sector. Although the Dividend Fund invests across a broad spectrum of sectors, it may at times focus its investments in certain sectors.
The Dividend Fund may also invest in small and mid-cap companies, convertible securities, preferred stocks, rights and warrants, and other investment companies, including exchange-traded funds (“ETFs”).

The Adviser will typically sell a company from the Dividend Fund’s portfolio when the company’s stock price exceeds the Adviser’s estimate of the company’s fundamental value and/or there are other companies that the Adviser believes offer greater investment potential.

The Fund may invest on a global basis to take advantage of investment opportunities both within the United States and other countries. The Fund may buy foreign securities directly in their principal markets or indirectly through the use of depository receipts.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	To achieve its investment objective, the Dividend Fund will under normal conditions invest at least 80% of its net assets (including the amount of borrowing for investment purposes) in dividend-paying common and preferred stock of companies.
Applied Finance Explorer Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Explorer Fund invests primarily in the equity securities of small and middle capitalization companies, which the Fund defines as issuers with market capitalizations of less than $15 billion, measured at the time of purchase.

Equity securities in which the Explorer Fund may invest include common and preferred stocks, rights and warrants, and securities convertible into equity securities.

In choosing investments, the Adviser typically selects equity securities that it believes offer superior return potential and may consider, among other factors, a company’s valuation, projected future earnings, growth potential, recent performance, and business strategy.

The Explorer Fund seeks to diversify its investments across a broad spectrum of economic sectors to reduce portfolio volatility and investment risk without sacrificing potential returns. In selecting securities within a particular sector, the Adviser’s goal is to identify companies that it believes have the potential for superior performance within each sector.

The Explorer Fund may have a high degree of turnover in its investment portfolio, which may increase its costs and adversely affect the Explorer Fund’s performance.

The Explorer Fund may also invest in other investment companies, including ETFs.
The Adviser will typically sell a company from the Explorer Fund’s portfolio when the company’s stock price exceeds the Adviser’s estimate of the company’s fundamental value and/or there are other companies that the Adviser believes offer greater investment potential.
Applied Finance Select Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Select Fund invests primarily in the equity securities of U.S. companies whose market capitalizations are $3 billion or more, measured at the time of purchase.

Equity securities in which the Select Fund may invest include common and preferred stocks, rights and warrants, and securities convertible into equity securities.

The Select Fund may also invest in the securities of other investment companies including ETFs.

In choosing investments, the Adviser employs a proprietary stock selection model that ranks stocks according to fundamental criteria that the Adviser believes are indicative of company strength and superior risk/return profile. These criteria may include intrinsic value, management quality, leverage and free cash flow, earnings quality, return on assets, return on equity and return on capital. The Select Fund will normally invest across a majority of economic sectors, although it may at times focus its investments in certain sectors.

The Select Fund will normally hold between 35 to 65 securities in its portfolio.

The Adviser will typically sell a company from the Select Fund’s portfolio when indicated by the proprietary stock selection model described above or when the Adviser elects to take a temporary defensive position.
From time to time, the Adviser may take temporary defensive positions, which are inconsistent with the Select Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, the Select Fund may hold all or a portion of its assets in money market instruments, including cash, cash equivalents, U.S. government securities, other investment grade fixed income securities, certificates of deposit, bankers acceptances, commercial paper, money market funds and repurchase agreements. While the Select Fund is in a defensive position, the opportunity to achieve its investment objective will be limited.